Partners' Capital Incentive Distributions Quarterly Target Amount (Details)	12 Months Ended
Dec. 31, 2017 $ / shares
Minimum Quarterly Distribution Per Unit [Member]
Incentive Distribution Target Amount Per Unit [Line Items]
Unitholders	98.00%
General Partner	2.00%
Quarterly Distribution Target Amount	$ 0.3375
First Target Distribution [Member]
Incentive Distribution Target Amount Per Unit [Line Items]
Unitholders	98.00%
General Partner	2.00%
First Target Distribution [Member] | Minimum [Member]
Incentive Distribution Target Amount Per Unit [Line Items]
Quarterly Distribution Target Amount	$ 0.3375
First Target Distribution [Member] | Maximum [Member]
Incentive Distribution Target Amount Per Unit [Line Items]
Quarterly Distribution Target Amount	$ 0.388125
Second Target Distribution [Member]
Incentive Distribution Target Amount Per Unit [Line Items]
Unitholders	85.00%
General Partner	15.00%
Second Target Distribution [Member] | Minimum [Member]
Incentive Distribution Target Amount Per Unit [Line Items]
Quarterly Distribution Target Amount	$ 0.388125
Second Target Distribution [Member] | Maximum [Member]
Incentive Distribution Target Amount Per Unit [Line Items]
Quarterly Distribution Target Amount	$ 0.421875
Third Target Distribution [Member]
Incentive Distribution Target Amount Per Unit [Line Items]
Unitholders	75.00%
General Partner	25.00%
Third Target Distribution [Member] | Minimum [Member]
Incentive Distribution Target Amount Per Unit [Line Items]
Quarterly Distribution Target Amount	$ 0.421875
Third Target Distribution [Member] | Maximum [Member]
Incentive Distribution Target Amount Per Unit [Line Items]
Quarterly Distribution Target Amount	$ 0.50625
Thereafter [Member]
Incentive Distribution Target Amount Per Unit [Line Items]
Unitholders	50.00%
General Partner	50.00%
Thereafter [Member] | Minimum [Member]
Incentive Distribution Target Amount Per Unit [Line Items]
Quarterly Distribution Target Amount	$ 0.50625